Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39966
Entity Registrant Name	New Found Gold Corp.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1040
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1600 - 595 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7X 1L4
City Area Code	604
Local Phone Number	612-2111
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	NFGC
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	186,873,012
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Entity Central Index Key	0001840616
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP	Crowe MacKay LLP
Auditor Firm ID	85	1462
Auditor Location	Vancouver, British Columbia, Canada	Vancouver, British Columbia, Canada
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	C T Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940